Financial assets and financial liabilities - Financial assets (Details) - At amortized cost - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	R$ 343,227	R$ 475,122
Current	337,649	469,189
Non-current	5,578	5,933
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	47,187	75,587
Short-term investments
Disclosure of financial assets [line items]
Financial assets	26,389	253,042
Receivables from hub partners
Disclosure of financial assets [line items]
Financial assets	5,109	0
Trade receivable
Disclosure of financial assets [line items]
Financial assets	R$ 269,651	R$ 146,493